Note 8 - Debt (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	10 Months Ended	12 Months Ended				3 Months Ended	10 Months Ended	12 Months Ended						0 Months Ended					0 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	0 Months Ended	1 Months Ended	10 Months Ended				3 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended	10 Months Ended	12 Months Ended			3 Months Ended		10 Months Ended	12 Months Ended
	Jun. 07, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013 Early Termination Fees [Member] Second Lien Term Loan [Member]	Jun. 07, 2013 Multi-currency [Member] First Lien Term Loan [Member] Revolving Credit Facility [Member]	Jun. 07, 2013 Subordinated Debt [Member] Redemption Premium [Member] Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Jun. 07, 2013 Subordinated Debt [Member] Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Jun. 07, 2013 Redemption Premium [Member] Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Jun. 07, 2013 London Interbank Offered Rate (LIBOR) [Member] First Lien Term Loan [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] First Lien Term Loan [Member]	Jun. 07, 2013 London Interbank Offered Rate (LIBOR) [Member] Second Lien Term Loan [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Tranche B Term Loan [Member]	Mar. 31, 2014 London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member]	Jun. 07, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Oct. 31, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2012 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Dec. 31, 2013 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Apr. 12, 2007 Senior Subordinated Notes [Member] Predecessor Senior Subordinated Notes [Member]	Mar. 31, 2013 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Oct. 31, 2013 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Dec. 31, 2012 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Dec. 31, 2011 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Oct. 31, 2009 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Sep. 30, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	May 31, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Feb. 28, 2007 Secured Debt [Member] Japanese Senior Secured Bank Debt [Member]	Jun. 07, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Oct. 31, 2013 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Apr. 12, 2007 First Lien Term Loan [Member] Revolving Credit Facility [Member]	Jun. 07, 2013 First Lien Term Loan [Member]	Mar. 31, 2014 First Lien Term Loan [Member]	Dec. 31, 2013 First Lien Term Loan [Member]	Oct. 31, 2013 First Lien Term Loan [Member]	Jun. 07, 2013 Second Lien Term Loan [Member]	Oct. 31, 2013 Second Lien Term Loan [Member]	Oct. 31, 2013 Second Lien Term Loan [Member]	Mar. 31, 2014 First Lien Facilities [Member] Revolving Credit Facility [Member]	Oct. 31, 2013 First Lien Facilities [Member] Revolving Credit Facility [Member]	Apr. 12, 2007 First Lien Facilities [Member] Revolving Credit Facility [Member]	Mar. 31, 2013 Tranche B Term Loan [Member]	Oct. 31, 2013 Tranche B Term Loan [Member]	Dec. 31, 2012 Tranche B Term Loan [Member]	Dec. 31, 2011 Tranche B Term Loan [Member]	Apr. 12, 2007 Tranche B Term Loan [Member]	Mar. 31, 2013 Tranche C Term Loan [Member]	Oct. 31, 2013 Tranche C Term Loan [Member]	Dec. 31, 2012 Tranche C Term Loan [Member]	Dec. 31, 2011 Tranche C Term Loan [Member]	Apr. 12, 2007 Tranche C Term Loan [Member]	Mar. 31, 2013 Predecessor Retired Revolving Credit Facility [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Oct. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]	Apr. 12, 2007 Revolving Credit Facility [Member]	Mar. 31, 2014 Minimum [Member] Overdraft Facility [Member]	Dec. 31, 2013 Minimum [Member] Overdraft Facility [Member]	Mar. 31, 2014 Maximum [Member] Overdraft Facility [Member]	Dec. 31, 2013 Maximum [Member] Overdraft Facility [Member]
Note 8 - Debt (Details) [Line Items]
Long-term Debt		$ 749,338,000	$ 751,225,000	$ 751,225,000	$ 714,993,000																					$ 4,698,000											$ 805,000,000		$ 751,225,000										$ 217,656,000					$ 147,337,000
Debt Instrument, Face Amount																												5,569,000	2,519,000	7,557,000	15,000,000						755,000,000				360,000,000										360,000,000					250,000,000
Line of Credit Facility, Maximum Borrowing Capacity							25,000,000																									25,000,000		50,000,000		50,000,000									50,000,000	50,000,000																50,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.00%	4.00%	4.00%																9.50%		9.50%	9.50%														4.00%		4.00%		7.75%																						1.00%	1.00%	6.25%	6.25%
Debt Instrument, Basis Spread on Variable Rate											3.00%	3.00%	6.75%	2.00%	2.00%	3.00%	3.00%
Debt Instrument, Periodic Payment, Principal																								1,120,000	4,179,000	4,624,000	5,935,000										1,888,000	1,888,000	1,888,000	1,888,000							900,000	217,656,000	3,600,000	3,600,000		647,000	146,194,000	2,606,000	2,756,000
Debt Instrument, Maturity Date		Dec. 31, 2020		Dec. 31, 2020																												Jun. 07, 2018					Jun. 07, 2020				Dec. 07, 2020
Debt Instrument, Unamortized Discount																																					1,887,000			1,775,000	3,600,000
Guaranteed Credit Facilities, Stock of the Company's First Tier Foreign Subsidiaries, Percentage	65.00%
Repayments of Long-term Debt						13,000,000																																				373,000,000					10,277,000	10,277,000	8,726,000			6,810,000	6,810,000	5,882,000
Debt Instrument, Periodic Payment, Interest																			20,049,000	33,250,000	33,250,000			27,000	50,000	144,000	245,000											7,512,000	5,105,000	12,241,000			11,315,000				1,158,000	2,054,000	5,066,000	5,316,000		824,000	1,454,000	3,878,000	5,750,000
Letters of Credit Outstanding, Amount																																	4,559,000		3,874,000									3,774,000																	0
Revenues and Gains, Reporting Currency Denominated, Value																																																				3,823,000	1,137,000		4,736,000
Line of Credit Facility, Commitment Fee Amount																																																									57,000		118,000		292,000
Senior Notes																							350,000,000
Early Repayment of Senior Debt									100,481,000									249,519,000																														206,479,000					138,737,000
Repayments of Senior Debt								3,182,000		9,357,000
Proceeds from Issuance of Senior Long-term Debt																		105,864,000
Interest Expense, Debt																		2,201,000
Line of Credit Facility, Minimum Amount Outstanding Subject to Covenant Terms																																																										12,500,000		12,500,000
Short-term Debt		0	0	0	0
Overdraft Facility, Maximum Capacity		$ 20,529,000	$ 22,075,000	$ 22,075,000	$ 18,761,000